SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund

June 30, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 65.32%
Basic Materials — 2.17%
$350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 1.27%, 11/15/23(a)	$356,351
250,000	International Flavors & Fragrances, Inc., 0.70%, 9/15/22(b)	250,259
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	99,494
200,000	Nutrien Ltd., 3.15%, 10/1/22	205,327
		911,431
Communications — 4.49%
175,000	AT&T, Inc., 0.90%, 3/25/24	175,358
400,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	414,049
250,000	Qwest Corp., 6.75%, 12/1/21	256,215
250,000	Videotron Ltd., 5.00%, 7/15/22	260,033
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	548,741
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	229,956
		1,884,352
Consumer, Cyclical — 4.71%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	199,533
350,000	Daimler Finance North America LLC, 0.75%, 3/1/24(b)	349,922
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	524,033
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	202,756
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	179,827
250,000	Lennar Corp., 4.75%, 11/15/22	261,543
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	260,825
		1,978,439
Consumer, Non-cyclical — 7.72%
400,000	AbbVie, Inc., 3.25%, 10/1/22	411,244
250,000	AbbVie, Inc., 3.45%, 3/15/22	254,228
125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 1.16%, 6/6/22(a)	126,014
400,000	Becton Dickinson and Co., 3.36%, 6/6/24	428,535
350,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 1.07%, 7/15/23(a)	354,529
14,000	CVS Health Corp., 3.70%, 3/9/23	14,736
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	268,582
100,000	Equifax, Inc., 3.60%, 8/15/21	100,394
500,000	HCA, Inc., 5.88%, 5/1/23	542,642
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	254,175
250,000	United Rentals North America, Inc., 5.88%, 9/15/26	259,411
225,000	Viatris, Inc., 1.13%, 6/22/22(b)	226,603
		3,241,093
Energy — 7.63%
250,000	Cheniere Energy Partners LP, 5.63%, 10/1/26	259,375

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$500,000	Enbridge, Inc., 2.50%, 1/15/25	$524,568
250,000	Energy Transfer LP, 4.50%, 4/15/24	272,396
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	219,499
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	278,485
350,000	ONEOK, Inc., 4.25%, 2/1/22	354,329
275,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	274,983
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	510,278
500,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	512,485
		3,206,398
Financial — 20.64%
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	366,654
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	554,494
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	250,359
400,000	Bank of America Corp., (LIBOR USD 3-Month + 0.790%), 3.00%, 12/20/23(c)	414,605
500,000	Barclays Plc, 3.68%, 1/10/23	508,486
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	576,898
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	159,432
250,000	CIT Group, Inc., 4.75%, 2/16/24	270,969
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 0.82%, 6/9/27(a)	349,972
350,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.023%), 4.04%, 6/1/24(c)	373,024
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 0.67%, 1/10/23(a)	301,798
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	261,684
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	529,334
350,000	Credit Suisse Group AG, 3.57%, 1/9/23(b)	355,507
275,000	Crown Castle International Corp., REIT, 1.35%, 7/15/25	276,976
200,000	DNB Bank ASA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.720%), 1.54%, 5/25/27(b),(c)	200,319
400,000	Goldman Sachs Group, Inc. (The), Series VAR, (SOFR RATE + 0.538%), Series VAR, 0.63%, 11/17/23(c)	400,205
250,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.572%), 0.67%, 3/8/24(c)	250,458
250,000	Goldman Sachs Group, Inc. (The), (LIBOR USD 3-Month + 0.990%), 2.91%, 7/24/23(c)	256,265
200,000	HSBC Holdings Plc, (SOFR RATE + 0.707%), 0.98%, 5/24/25(c)	199,940
250,000	HSBC Holdings Plc, 3.60%, 5/25/23	264,684
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 1.06%, 7/23/24(a)	202,542
490,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.695%), 3.21%, 4/1/23(c)	500,302
375,000	Lloyds Banking Group Plc, (LIBOR USD 3-Month + 0.810%), 2.91%, 11/7/23(c)	386,678

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 1.11%, 7/22/22(a)	$200,100
250,000	Morgan Stanley, MTN, 2.75%, 5/19/22	255,613
		8,667,298
Industrial — 5.47%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	371,394
200,000	Boeing Co. (The), 1.43%, 2/4/24	200,513
150,000	Boeing Co. (The), 2.20%, 2/4/26	151,410
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	298,500
290,000	General Electric Co., MTN, 5.55%, 1/5/26	344,063
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	235,665
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	425,549
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	269,933
		2,297,027
Technology — 5.46%
350,000	Citrix Systems, Inc., 1.25%, 3/1/26	346,058
300,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	325,433
375,000	Leidos, Inc., 2.95%, 5/15/23	389,895
375,000	Microchip Technology, Inc., 0.97%, 2/15/24(b)	374,919
100,000	Microchip Technology, Inc., 0.98%, 9/1/24(b)	99,562
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	268,651
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25(b)	105,460
250,000	Open Text Corp., 5.88%, 6/1/26(b)	258,684
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	125,324
		2,293,986
Utilities — 7.03%
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	400,197
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	275,017
250,000	CenterPoint Energy, Inc., 1.45%, 6/1/26	250,492
150,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	161,131
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	370,004
80,000	Emera US Finance LP, 0.83%, 6/15/24(b)	79,681
500,000	Evergy, Inc., 2.45%, 9/15/24	523,371
325,000	OGE Energy Corp., 0.70%, 5/26/23	324,944
550,000	Sempra Energy, 2.90%, 2/1/23	569,520
		2,954,357

Total Corporate Bonds		27,434,381
(Cost $27,101,084)
Asset Backed Securities — 31.04%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	251,400
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	129,145

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	$469,623
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	314,222
275,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 2/20/25(b)	275,369
420,000	CarMax Auto Owner Trust, Series 2017-4, Class D, 3.30%, 5/15/24	423,970
475,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	483,108
305,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.91%, 1/15/25	315,439
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	350,614
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	258,524
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	321,263
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	180,789
800,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	805,655
175,000	Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 4/22/25(b)	177,559
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	182,763
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	177,316
50,000	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	51,444
175,000	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	178,174
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	402,529
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	299,803
180,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	181,914
575,000	GM Financial Automobile Leasing Trust, Series 2020-1, Class C, 2.04%, 12/20/23	583,146
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	380,881
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	421,599
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	123,566
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	82,217
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	61,690

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Principal Amount		Value
$325,000	GM Financial Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	$323,165
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	303,349
80,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	81,996
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	400,530
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	400,384
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	509,958
542,372	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	568,909
815,000	Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	821,831
525,000	Tesla Auto Lease Trust, Series 2019-A, Class D, 3.37%, 1/20/23(b)	542,137
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	312,951
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	502,213
100,000	Verizon Owner Trust, Series 2018-A, Class C, 3.55%, 4/20/23	101,757
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	281,505

Total Asset Backed Securities		13,034,407
(Cost $12,902,686)
U.S. Government Agency Backed Mortgages — 0.03%
Fannie Mae — 0.01%
2,692	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 1.04%, 10/25/31(a)	2,759
2,000	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 0.84%, 11/25/39(a)	2,036
		4,795
Freddie Mac — 0.02%
2,003	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 1.07%, 3/15/32(a)	2,057
2,164	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 1.07%, 3/15/32(a)	2,222
4,755	Series 2627, Class MW, 5.00%, 6/15/23	4,923
809	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 0.57%, 11/15/40(a)	813
		10,015

Total U.S. Government Agency Backed Mortgages		14,810
(Cost $14,439)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Short Duration Fixed Income Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Investment Company — 2.97%
1,244,936	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	$1,244,936

Total Investment Company		1,244,936
(Cost $1,244,936)

Total Investments		$41,728,534
(Cost $41,263,145) — 99.36%
Other assets in excess of liabilities — 0.64%		269,625
NET ASSETS — 100.00%		$41,998,159

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Affiliated investment.

Abbreviations used are defined below:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate